Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases
Right-of-Use Assets at the beginning of the period			$ 206,495
Additions			6,657
Depreciation expense			(5,399)
Right-of-Use Assets at the end of the period	$ 207,753		207,753
Analysis of lease liabilities
Lease liabilities at the beginning of the period			204,930
Additions			1,047
Lease charge (Note 19)	2,526	$ 2,635	5,075	$ 5,264
Payments			(10,359)
Lease liabilities at the end of the period	200,693		200,693
Lease liability, current portion	9,769		9,769		$ 9,363
Lease liability, non-current portion	190,924		190,924		$ 195,567
Lease expense incurred for low value leases	44		194
Vessels
Leases
Right-of-Use Assets at the beginning of the period			200,032
Additions			5,610
Depreciation expense			(3,978)
Right-of-Use Assets at the end of the period	201,664		201,664
Vessel Equipment
Leases
Right-of-Use Assets at the beginning of the period			1,857
Additions			472
Depreciation expense			(601)
Right-of-Use Assets at the end of the period	1,728		1,728
Properties
Leases
Right-of-Use Assets at the beginning of the period			4,550
Additions			516
Depreciation expense			(792)
Right-of-Use Assets at the end of the period	4,274		4,274
Other
Leases
Right-of-Use Assets at the beginning of the period			56
Additions			59
Depreciation expense			(28)
Right-of-Use Assets at the end of the period	$ 87		$ 87